Organization and basis of presentation (Details) - Trivago N.V.	Dec. 31, 2020
Expedia
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by parent	59.00%
Parent voting interest, percentage	68.80%
Messrs. Schrömgens, Vinnemeier and Siewert
Subsidiary, Sale of Stock [Line Items]
Ownership percentage by noncontrolling owners	25.20%
Non-controlling interest, voting percentage	29.40%